MAJOR CUSTOMERS/VENDORS (Details Narrative)	12 Months Ended
	Dec. 31, 2019 Customers Vendors	Dec. 31, 2018 Customers Vendors
Number of major customers accounting for 100% of annual sales | Customers		4
Number of major vendors accounting for 100% of pigment purchases | Vendors	1	1
Number of major vendors accounting for 100% of canisters purchases | Vendors	1	1
Number of major customers accounting for 97% of annual sales | Customers	2
Two Customer [Member] | Accounts Receivable [Member]
Concentration risk, percentage	97.00%